GOODWILL	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
GOODWILL	GOODWILL Goodwill of $1,457 million at June 30, 2023 (December 31, 2022 - $946 million) is primarily attributable to Center Parcs of $765 million (December 31, 2022 - $728 million), Alstria of $426 million (December 31, 2022 - n/a) and IFC Seoul of $198 million (December 31, 2022 - $207 million). The partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. The partnership did not identify any impairment indicators as of June 30, 2023 and for the year ended December 31, 2022.